Related Parties Balances And Transactions (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Related Party Transaction [Line Items]
Amortization of debt issuance costs	$ 27	$ 50
Convertible Notes [Member]
Related Party Transaction [Line Items]
Principal amount	40,000
Related Party [Member]
Related Party Transaction [Line Items]
Other payables balance due to related party	40,000		$ 39,973
Lynrock Lake Master Fund LP [Member] | Senior Unsecured Promissory Note [Member]
Related Party Transaction [Line Items]
Principal amount	40,000
Lynrock Lake Master Fund LP [Member] | Convertible Notes [Member]
Related Party Transaction [Line Items]
Amortization of debt issuance costs	$ 27		$ 200